PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

11.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Prepaid expenses (note)	121	15,841	2,035
Deferred IPO costs	5,302	-	-
Others	62	69	9
Total	5,485	15,910	2,044

Note: The Company placed a prepayment of USD2,000,000 with a subsidiary of Choco Up Group Holdings Limited in connection with the future consultation services on margin financing.